Prepaid gold interests - Auramet and Steppe Gold (Details) $ in Millions				3 Months Ended	6 Months Ended
	Feb. 13, 2025 oz	Mar. 15, 2024 USD ($) oz	Jan. 19, 2023 USD ($) oz	Mar. 31, 2025 oz	Jun. 30, 2025 oz
Auramet
Investments and prepaid gold interests
Ounces of gold to be received			1,250		30,000
Percentage of spot gold price for each ounce of gold delivered			16.00%
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream			50,000
Cash payment to be made to terminate the stream | $			$ 5.0
Steppe Gold
Investments and prepaid gold interests
Payments to acquire prepaid gold interest | $		$ 5.0
Ounces of gold to be received	1,000	2,650
Ounces of gold not yet delivered				1,650